Note 1 - Basis of Presentation and General Information (Details Textual)		12 Months Ended
	May 30, 2018 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Number of Subsidiaries Contributed by Euroseas			7
Assets, Total		$ 127,707,761	$ 97,452,676
Ultra Two Shipping Ltd [Member]
Assets, Total		0	0	$ 0
Revenue from Contract with Customer, Including Assessed Tax		$ 0	$ 0	$ 0
Preferred Friends Investment Company, Inc [Member] | The Pittas Family [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		38.10%
Preferred Class B [Member]
Stock Issued During Period, Shares, Percentage	50.00%
Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares	2,254,830	2,254,830